                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-6608
                                   ---------------------------------------------

                    Morgan Stanley Latin American Growth Fund
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               (Exact name of registrant as specified in charter)

  1221 Avenue of the Americas, New York, New York                 10020
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     (Address of principal executive offices)                  (Zip code)

                                Amy Doberman Esq

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
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Date of fiscal year end:   1/31
                        --------------------

Date of reporting period:     7/1/04 - 6/30/05
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06608
Reporting Period: 07/01/2004 - 06/30/2005
Morgan Stanley Latin American Growth Fund

========================== LATIN AMERICAN GROWTH FUND ==========================

CEMIG, COMPANHIA ENERGETICA DE MINAS GERAIS

Ticker:       CIG            Security ID:  BRCMIGACNPR3
Meeting Date: AUG 20, 2004   Meeting Type: Special
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Shareholder Proposal: Remove Existing     None      Did Not    Shareholder
      Director; Elect New Management Board                Vote
      Members and Alternates by Cumulative
      Voting

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COMPANHIA VALE DO RIO DOCE

Ticker:       RIO.PR         Security ID:  204412100
Meeting Date: AUG 18, 2004   Meeting Type: Special
Record Date:  JUL 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DELIBERATION OF THE PROPOSAL FOR A        For       For        Management
      FORWARD SPLIT OF SHARES ISSUED BY THE
      COMPANY, SO THAT EACH COMMON OR PREFERRED
      SHARE ISSUED BY THE COMPANY WILL BE
      REPRESENTED BY THREE SHARES OF THE SAME
      TYPE AND CLASS, AND THE CONSEQUENT
      ALTERATIONS OF ARTICLES 5 AN
2     ELECTION, BY HOLDERS OF PREFERRED CLASS   For       For        Management
      A  SHARES, OF ONE MEMBER AND HIS
      ALTERNATE FOR THE COMPANY S FISCAL
      COUNCIL, DUE TO THE RESIGNATION OF THE
      FISCAL COUNCIL MEMBERS ELECTED BY THIS
      CLASS OF SHARES, AS WELL AS THE ELECTION
      BY THE COMMON SHAREHOLDERS
3     RECTIFICATION OF THE TOTAL ANNUAL         For       For        Management
      COMPENSATION OF THE MEMBERS OF THE
      COMPANY S MANAGEMENT FIXED BY THE
      ORDINARY GENERAL SHAREHOLDERS MEETING
      HELD ON APRIL 28, 2004.

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EMBRATEL PARTICIPACOES SA

Ticker:       EMT            Security ID:  BREBTPACNPR0
Meeting Date: JUL 23, 2004   Meeting Type: Special
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Management Board Members            For       Did Not    Management
                                                          Vote

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GRUPO FINANCIERO BANORTE S.A.

Ticker:                      Security ID:  MXP370711014
Meeting Date: OCT 4, 2004    Meeting Type: Special
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Cash Dividend Distribution        For       Against    Management
2     Designate Shareholder Representatives of  For       For        Management
      Minutes of Meeting
3     Approve Minutes of Meeting                For       For        Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley Latin American Growth Fund
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By  (Signature and Title):

                                         /s/ Ronald E. Robison

                             Principal Executive Officer - Office of the Funds
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Date  August 25, 2005
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